Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000130874_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.53%
C000130874_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.57%
C000130874_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%
C000130874_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%
C000130874_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.21%
C000130874_3_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.72%
C000206762_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%
C000206762_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.21%
C000206762_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%
C000175832_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%
C000175832_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.21%
C000175832_3_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%
C000130874_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.54%
C000130874_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.13%
C000130874_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%
C000130874_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.30%
C000130874_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000130874_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.57%
C000130874_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.40%
C000130874_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%
C000130874_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.91%
C000206762_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	47.14%
C000206762_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.66%
C000206762_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%
C000206762_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	49.78%
C000206762_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.50%
C000206762_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
C000206762_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	49.78%
C000206762_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.56%
C000206762_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%
C000175832_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.67%
C000175832_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%
C000175832_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%
C000175832_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.30%
C000175832_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000175832_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%
C000175832_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.40%
C000175832_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%
C000175832_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%
C000175832_2_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.53%
C000175832_2_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.57%
C000175832_2_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%